Average Annual Total Returns - ALPS Global Opportunity Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Morningstar Developed Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.55%	10.49%	9.59%
Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.88%	8.58%	9.54%
Morningstar Global Markets Mid Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	10.54%	7.30%	7.78%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		17.79%	7.82%	9.22%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.19%	4.40%	6.12%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.50%	4.90%	6.20%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		11.24%	6.62%	8.61%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		15.81%	7.01%	8.42%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		18.10%	8.09%	9.50%
Class R
Prospectus [Line Items]
Average Annual Return, Percent		17.61%	7.59%	8.99%

[1]	Broad-based securities market index.
[2]	Additional index.
[3]	The Morningstar Global Markets Mid Cap Index is replacing the Red Rocks Global Listed Private Equity Index as the Fund’s additional benchmark. The Adviser made this recommendation to the Board because the Morningstar Global Markets Mid Cap Index is representative of the Fund’s holdings. Information on both indices will be shown for a one-year transition period.